Property And Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Property And Equipment Details
Vehicles	$ 29,598	$ 29,598	$ 29,598	$ 112,817
Furniture and Equipment	45,322	42,538	41,042	343
Personal computer book value	10,559	2,379	3,315	1,170
Subtotal	85,479	74,515	73,955	114,330
Less Accumulated Depreciation	48,963	38,834	25,822	22,122
Total	$ 36,516	$ 35,681	$ 48,133	$ 92,208